Offsetting of financial assets and financial liabilities (Details) (CHF)	Dec. 31, 2014	Dec. 31, 2013
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	620,900,000,000	568,500,000,000
Offsetting	(590,000,000,000)	(544,900,000,000)
of which counterparty netting	(561,600,000,000)	(523,900,000,000)
of which cash collateral netting	(28,400,000,000)	(21,000,000,000)
Total net derivatives subject to enforceable master netting agreements	30,900,000,000	23,600,000,000
Total derivatives not subject to enforceable master netting agreements	8,600,000,000	10,100,000,000
Total net derivatives presented in the consolidated balance sheets	39,500,000,000	33,700,000,000
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	119,300,000,000	112,000,000,000
Securities purchased under resale agreements, offsetting	(28,000,000,000)	(25,100,000,000)
Securities purchased under resale agreements, net	91,300,000,000	86,900,000,000
Securities borrowing transactions, gross	27,800,000,000	22,700,000,000
Securities borrowing transactions, offsetting	(6,900,000,000)	(1,700,000,000)
Securities borrowing transactions, net	20,900,000,000	21,000,000,000
Total subject to enforceable master netting agreements, gross	147,100,000,000	134,700,000,000
Total subject to enforceable master netting agreements, offsetting	(34,900,000,000)	(26,800,000,000)
Total subject to enforceable master netting agreements, net	112,200,000,000	107,900,000,000
Total not subject to enforceable master netting agreements	51,000,000,000	52,100,000,000
Total, gross	198,100,000,000	186,800,000,000
Total, net	163,200,000,000	160,000,000,000
of which reported at fair value	104,283,000,000	96,587,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	30,900,000,000	23,600,000,000
Derivatives, financial instruments	6,500,000,000	4,900,000,000
Derivatives, cash collateral received/pledged	100,000,000	100,000,000
Derivatives, net exposure	24,300,000,000	18,600,000,000
Securities purchased under resale agreements, net	91,300,000,000	86,900,000,000
Securities purchased under resale agreements, financial instruments	91,300,000,000	86,900,000,000
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	20,900,000,000	21,000,000,000
Securities borrowing transactions, financial instruments	20,300,000,000	20,200,000,000
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	600,000,000	800,000,000
Total financial assets subject to enforceable, net	143,100,000,000	131,500,000,000
Total financial assets subject to enforceable, financial instruments	118,100,000,000	112,000,000,000
Total financial assets subject to enforceable, cash collateral received/pledged	100,000,000	100,000,000
Total financial assets subject to enforceable, net exposure	24,900,000,000	19,400,000,000
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	38,000,000,000	31,600,000,000
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	1,500,000,000	2,100,000,000
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	264,000,000,000	270,600,000,000
Offsetting	(261,700,000,000)	(269,100,000,000)
Total net derivatives subject to enforceable master netting agreements	2,300,000,000	1,500,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	2,300,000,000	1,500,000,000
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	343,900,000,000	282,200,000,000
Offsetting	(316,400,000,000)	(260,700,000,000)
Total net derivatives subject to enforceable master netting agreements	27,500,000,000	21,500,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	27,500,000,000	21,500,000,000
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,000,000,000	15,700,000,000
Offsetting	(11,900,000,000)	(15,100,000,000)
Total net derivatives subject to enforceable master netting agreements	1,100,000,000	600,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,100,000,000	600,000,000
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	471,400,000,000	448,700,000,000
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	257,700,000,000	265,400,000,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	213,600,000,000	183,000,000,000
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100,000,000	300,000,000
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	87,000,000,000	58,600,000,000
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	86,900,000,000	58,500,000,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100,000,000	100,000,000
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	27,200,000,000	30,300,000,000
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	14,800,000,000	15,500,000,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,400,000,000	14,800,000,000
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	26,300,000,000	26,000,000,000
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,300,000,000	5,200,000,000
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,000,000,000	20,800,000,000
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,000,000,000	4,900,000,000
Other products | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,600,000,000	4,400,000,000
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	400,000,000	500,000,000
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	621,000,000,000	568,400,000,000
Offsetting	(590,300,000,000)	(544,800,000,000)
of which counterparty netting	(561,600,000,000)	(523,700,000,000)
of which cash collateral netting	(28,700,000,000)	(21,100,000,000)
Total net derivatives subject to enforceable master netting agreements	30,700,000,000	23,600,000,000
Total derivatives not subject to enforceable master netting agreements	8,800,000,000	10,300,000,000
Total net derivatives presented in the consolidated balance sheets	39,500,000,000	33,900,000,000
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	119,300,000,000	112,000,000,000
Securities purchased under resale agreements, offsetting	(28,000,000,000)	(25,100,000,000)
Securities purchased under resale agreements, net	91,300,000,000	86,900,000,000
Securities borrowing transactions, gross	27,800,000,000	22,700,000,000
Securities borrowing transactions, offsetting	(6,900,000,000)	(1,700,000,000)
Securities borrowing transactions, net	20,900,000,000	21,000,000,000
Total subject to enforceable master netting agreements, gross	147,100,000,000	134,700,000,000
Total subject to enforceable master netting agreements, offsetting	(34,900,000,000)	(26,800,000,000)
Total subject to enforceable master netting agreements, net	112,200,000,000	107,900,000,000
Total not subject to enforceable master netting agreements	51,000,000,000	52,100,000,000
Total, gross	198,100,000,000	186,800,000,000
Total, net	163,200,000,000	160,000,000,000
of which reported at fair value	104,283,000,000	96,587,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	30,700,000,000	23,600,000,000
Derivatives, financial instruments	6,500,000,000	4,900,000,000
Derivatives, cash collateral received/pledged	100,000,000	100,000,000
Derivatives, net exposure	24,100,000,000	18,600,000,000
Securities purchased under resale agreements, net	91,300,000,000	86,900,000,000
Securities purchased under resale agreements, financial instruments	91,300,000,000	86,900,000,000
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	20,900,000,000	21,000,000,000
Securities borrowing transactions, financial instruments	20,300,000,000	20,200,000,000
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	600,000,000	800,000,000
Total financial assets subject to enforceable, net	142,900,000,000	131,500,000,000
Total financial assets subject to enforceable, financial instruments	118,100,000,000	112,000,000,000
Total financial assets subject to enforceable, cash collateral received/pledged	100,000,000	100,000,000
Total financial assets subject to enforceable, net exposure	24,700,000,000	19,400,000,000
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	38,000,000,000	31,800,000,000
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	1,500,000,000	2,100,000,000
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	264,100,000,000	270,500,000,000
Offsetting	(261,700,000,000)	(269,100,000,000)
Total net derivatives subject to enforceable master netting agreements	2,400,000,000	1,400,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	2,400,000,000	1,400,000,000
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	343,900,000,000	282,300,000,000
Offsetting	(316,700,000,000)	(260,600,000,000)
Total net derivatives subject to enforceable master netting agreements	27,200,000,000	21,700,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	27,200,000,000	21,700,000,000
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,000,000,000	15,600,000,000
Offsetting	(11,900,000,000)	(15,100,000,000)
Total net derivatives subject to enforceable master netting agreements	1,100,000,000	500,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,100,000,000	500,000,000
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	471,500,000,000	448,500,000,000
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	257,800,000,000	265,300,000,000
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	213,600,000,000	183,100,000,000
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100,000,000	100,000,000
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	87,000,000,000	58,600,000,000
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	86,900,000,000	58,500,000,000
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100,000,000	100,000,000
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	27,200,000,000	30,300,000,000
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	14,800,000,000	15,500,000,000
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,400,000,000	14,800,000,000
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	26,300,000,000	26,000,000,000
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,300,000,000	5,200,000,000
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,000,000,000	20,800,000,000
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,000,000,000	5,000,000,000
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,600,000,000	4,400,000,000
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	400,000,000	600,000,000